Offerings - Offering: 1	May 12, 2026 USD ($) shares
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	51,111,111
Proposed Maximum Offering Price per Unit	1.35
Maximum Aggregate Offering Price	$ 69,000,000
Amount of Registration Fee	$ 10,564
Offering Note	(1) Includes 6,666,666 shares of common stock that the underwriters have an option to purchase.